INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following:

	As of December 31,
	2013	2014

Raw materials	$1,890	$1,805
Finished goods	3,137	3,161

Inventories	$5,027	$4,966

Movement of Provision for Inventory

Movement of provision for inventory is as follows:

	Balance at beginning of the year	Charge to expenses	Actual write-off	Balance at end of the year

2013	$667	$2,761	$—	$3,428
2014	$3,428	$1,330	$1,807	$2,951